Income Taxes (Captions of Net Deferred Tax Assets and Liabilities Reflected in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Income Tax Disclosure [Abstract]
Other assets	¥ 35,450	¥ 49,964
Deferred income taxes	(223,530)	(258,859)
Net deferred tax liabilities	¥ (188,080)	¥ (208,895)